Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 1,384,585	¥ 1,267,864	¥ 1,303,737
Net interest revenue	110,486	128,717	112,635
Net revenue	1,495,071	1,396,581	1,416,372
Non-interest expenses	1,168,811	1,080,402	1,230,523
Income before income taxes	326,260	316,179	185,849
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	406,295	369,503	429,948
Net interest revenue	6,613	4,931	5,686
Net revenue	412,908	374,434	435,634
Non-interest expenses	309,771	299,642	308,003
Income before income taxes	103,137	74,792	127,631
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	118,545	90,025	91,014
Net interest revenue	8,792	9,402	4,395
Net revenue	127,337	99,427	95,409
Non-interest expenses	61,167	57,094	58,743
Income before income taxes	66,170	42,333	36,666
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	587,474	564,877	571,322
Net interest revenue	127,859	174,379	148,955
Net revenue	715,333	739,256	720,277
Non-interest expenses	614,745	577,809	704,872
Income before income taxes	100,588	161,447	15,405
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	272,271	243,459	211,453
Net interest revenue	(32,778)	(59,995)	(46,401)
Net revenue	239,493	183,464	165,052
Non-interest expenses	183,128	145,857	158,905
Income before income taxes	¥ 56,365	¥ 37,607	¥ 6,147